Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The following subsequent events were evaluated on July 11, 2024, the date the financial statements were issued.

On January 8, 2024, pursuant to the Agreement 6, the Company agreed to sell to this purchaser 2,040,000 shares of common stock for a consideration of $1,020,000. From January 26, 2024 to January 28, 2024, the Company issued 2,040,000 shares to this purchaser.

On January 10, 2024, the Company received $1,184,676 for shareholders to pay for of outstanding balance of subscription receivable as of December 31, 2023.

On February 12, 2024, pursuant to the Agreement 6, the Company agreed to sell to this purchaser 2,640,000 shares of common stock for a consideration of $3,490,720. On February 14, 2024, the Company issued 2,640,000 shares to this purchaser.

On March 4, 2024, the Company effected the 1-for-8 Share Consolidation of its ordinary shares pursuant to the Company’s second amended and restated memorandum and articles of association. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Share Consolidation.

On May 2, 2024, the Company effected a capital reduction to reduce the par value of each of the then issued Consolidated Shares from US$4.00 to US$0.00001 by cancelling the paid-up capital of the Company to the extent of US$3.99999 on each of the then issued Consolidated Shares. immediately following the Capital Reduction, the Company shall sub-divide the balance of each unissued Consolidated Share in the authorised share capital of the Company into 400,000 ordinary shares with par value of US$0.00001 each in the share capital of the Company. immediately following the Capital Reduction and Share Subdivision, the authorized share capital of the Company be changed to US$50,000,000 divided into 5,000,000,000,000 ordinary shares of par value US$0.00001 each through the cancellation of excess authorized but unissued share.

On June 28, 2024, the Company entered into an equity acquisition agreement (the “Equity Acquisition Agreement”) with Shangri-La Trading Limited (the “Seller”), in a single transaction, to acquire 65% of the issued and outstanding equity of Pure Tech Global Limited at closing. The acquisition is expected to be closed in July 2024, with the Company Pure Tech Global Limited, which in turn indirectly wholly controls Pinmu Century (Beijing) Marketing Technology Co., Ltd, a variable interest entity, and its subsidiaries (“Pinmu Century”). The aggregate purchase price for the equity acquisition was approximately $40.0 million, inclusive of transaction costs, and will be funded using the cash on hand of $33 million and a promissory note of $7 million. The impact of this acquisition will be reflected in the financial statements for the period ending after the acquisition date.